Nature of business and organization	6 Months Ended
Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of business and organization

Note 1– Nature of business and organization

EUDA Health Holdings Limited, which until November 17, 2022 was known as 8i Acquisition 2 Corp. (the “Company”, “EUDA” or “8i”) is a company incorporated on January 21, 2021, under the laws of the British Virgin Islands for the purpose of entering into a merger, share exchange, asset acquisition, stock purchase, recapitalization, reorganization or other similar business combination with one or more businesses or entities (a “Initial Business Combination”). The Company is an “emerging growth company”, as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). The Company’s efforts to identify a prospective target business were not limited to a particular industry or geographic location (excluding China). The Articles of Association prohibited the Company from undertaking the Initial Business Combination with any entity that conducts a majority of its business or is headquartered in China (including Hong Kong and Macau).

On November 17, 2022 (the “Closing Date”), EUDA Health Holdings Limited, a British Virgin Islands business company (formerly known as 8i Acquisition 2 Corp.) (the “Company”), consummated the business combination contemplated by the Share Purchase Agreement (the “SPA”) between 8i Acquisition 2 Corp., a BVI business company (“8i”), EUDA Health Limited, a British Virgin Islands business company (“EHL”), Watermark Developments Limited, a British Virgin Islands business company (“Watermark” or the “Seller”), and Kwong Yeow Liew, dated April 11, 2022 and amended May 30, 2022, June 10, 2022, and September 7, 2022. As contemplated by the SPA, a business combination between 8i and EHL was effected by the purchase by 8i of all of the issued and outstanding shares of EHL from the Seller (the “Share Purchase”), resulting in EHL becoming a wholly owned subsidiary of 8i. In addition, in connection with the consummation of the Share Purchase, 8i has changed its name to “EUDA Health Holdings Limited.”

Reorganization under EUDA Health Limited (“EHL”)

On August 3, 2021, EHL completed a reverse recapitalization (“Reorganization”) under common control of its then existing shareholders, who collectively owned all of the equity interests of Kent Ridge Health Private Limited (“KRHPL”), a holding company incorporated under the laws of the Singapore prior to the Reorganization, through the following transaction.

●	On July 24, 2021, EHL acquired 100% of the equity interests in Kent Ridge Healthcare Singapore Private Limited (“KRHSG”) through KRHPL for consideration of SG$1.0.
●	On July 24, 2021, EHL acquired 100% of the equity interests in EUDA Private Limited (“EUDA PL”) through KRHPL for consideration of SG$1.0.
●	On August 1, 2021, Kent Ridge Health Limited (“KRHL”), EHL’s wholly owned subsidiary, acquired 100% of the equity interests in Super Gateway Group Limited (“SGGL”) through KRHPL for consideration of SG$1.0.
●	On August 3, 2021, EHL acquired 100% of the equity interests in Singapore Emergency Medical Assistance Private Limited (“SEMA”) through KRHPL for no consideration.

Before and after the Reorganization, the Company, together with its subsidiaries (as indicated above), is effectively controlled by the same shareholders, and therefore the Reorganization is considered as a recapitalization of entities under common control in accordance with Accounting Standards Codification (“ASC”) 805-50-25. The consolidation of the Company and its subsidiaries have been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying unaudited condensed consolidated financial statements in accordance with ASC 805-50-45-5.

Reorganization under KRHPL

Prior to the Reorganization, KRHPL entered into a Sales and Purchase of Shares Agreement (“KRHSG Agreement”) with the sole shareholder of KRHSG who is under common control of the majority shareholders of KRHPL on December 2, 2019. Pursuant to the KRHSG Agreement, KRHPL will acquire 100% of the equity interests in KRHSG (“Reorganization of KRHSG”) for a total consideration of SG$1.0 (“Total Consideration”). The transaction was completed and effective on January 3, 2020. Since KRHSG and KRHPL are effectively controlled by the same shareholders of EHL, and therefore the Reorganization is under common control at carrying value. The financial statements of KRHSG are prepared on the basis as if the restructuring of KRHSG became effective as of the beginning of the first period presented in the accompanying unaudited condensed consolidated financial statements of EHL.

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

Prior to the Reorganization, KRHPL entered into a Sales and Purchase of Shares Agreement (“EUDA PL Agreement”) with the sole shareholder of EUDA PL who is under common control of the majority shareholders of KRHPL on December 2, 2019. Pursuant to the EUDA PL Agreement, KRHPL will acquire 100% of the equity interests in EUDA PL (“Reorganization of EUDA PL”) for a total consideration of SG$1.0 (“Total Consideration”). The transaction was completed and effective on January 3, 2020. Since EUDA PL and LRHPL are effectively controlled by the same shareholders of EHL, and therefore the Reorganization is under common control at carrying value. The financial statements of EUDA PL are prepared on the basis as if the restructuring of EUDA PL became effective as of the beginning of the first period presented in the accompanying unaudited condensed consolidated financial statements of EHL.

Prior to the Reorganization, KRHPL entered into a Sales and Purchase of Shares Agreement (“SEMA Agreement”) with the sole shareholder of SEMA who is effectively controlled by the same shareholders of KRHPL on December 31, 2019. Pursuant to the SEMA PL Agreement, KRHPL will acquire 100% of the equity interests in SEMA (“Reorganization of SEMA”) for no consideration. SEMA is a holding company and has no operations prior to December 31, 2019.

The Company, through its subsidiaries, operates in a single business segment focused on property management services, providing services to shopping malls, office buildings, and residential apartments after the discontinuation of its medical service operation in September 2023.

In September 2023, the Company’s Board of Directors (the “Board”) resolved on the plan to streamline its medical services practice, which was carried out through the entities of Kent Ridge Healthcare Singapore Pte. Ltd., EUDA Private Limited, Zukitek Vietnam Private Limited Liability Company, Singapore Emergency Medical Assistance Private Limited, EUDA Doctor Private Limited, Kent Ridge Hill Private Limited, Zukitech Private Limited, KR Digital Pte. Ltd., and Zukihealth Sdn. Bhd. as the Company is in the process of transitioning its business to other medical service fields. The streamlining of the Company’s medical services practice was accounted for as a discontinued operation because it represented a strategic shift that had a major effect on the Company’s operations and financial results in accordance with ASC 205-20-45. Accordingly, assets, liabilities, results of operations, and cash flows related to its medical service practice have been reflected in the accompanying unaudited condensed consolidated financial statements as discontinued operation for all periods presented. The unaudited condensed consolidated balance sheets as of June 30, 2024 and audited consolidated financial statements as of December 31, 2023, unaudited condensed consolidated statements of operations and comprehensive loss and unaudited condensed consolidated statements of cash flows for the six months ended June 30, 2024 and 2023 have been adjusted to reflect this change (see Note 4).

Recent development

Acquisition of Fortress Cove Limited

On May 6, 2024, the Company entered into a share purchase agreement (“Share Purchase Agreement”)with certain persons named therein (the “Share Purchase Agreement”) for the acquisition of all outstanding shares of Fortress Cove Limited (“Fortress Cove”), a British Virgin Islands company which is the sole legal and beneficial owner of the entire share capital of CK Health Plus Sdn Bhd, a Malaysian company (“CK Health”) in the direct sale business of holistic wellness consumer products in Malaysia. Pursuant to the Share Purchase Agreement, EUDA has agreed to acquire the entire issued capital of Fortress Cove for an aggregate consideration of 10,000,000 (“ Consideration Shares”) newly issued ordinary shares, valued at approximately $15.0 million based upon the enterprise fair value of CK Health appraised by an independent third-party valuation firm. An additional one million ordinary shares will be issued to the persons named in the Share Purchase Agreement if certain financial performance milestones based on CK Health’s net income for the fiscal years 2024 and 2025 are met. The acquisition closed on May 8, 2024 (see Note 5).

On July 1, 2024, Meng Dong Tan, Guohui Zhang, Xin Zhang, Yew Phang Chong, and Yew Yen Chong (the “Surrendering Shareholders”) entered into a share surrender deed with the Company. Under this agreement, the Company determined that the number of Consideration Shares that should have been issued to the Surrendering Shareholders was 8,571,428 in aggregate, based on the $1.75 per share price, which was the closing bid price quoted on Nasdaq on May 7, 2024, the date immediately preceding the completion date. The Surrendering Shareholders agreed to surrender an aggregate of 1,428,572 fully paid Consideration Shares to the Company for no consideration, subject to the terms of the deed.

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

The accompanying unaudited condensed consolidated financial statements reflect the activities of EUDA and each of the following entities:

Name	Background		Ownership
EUDA Health Limited (“EHL”)	●	A British Virgin Islands company	100% owned by EUDA
	●	Incorporated on June 8, 2021
	●	A holding Company
Kent Ridge Healthcare Singapore Pte. Ltd. (“KRHSG”) (1)	●	A Singapore company	100% owned by EHL
	●	Incorporated on November 9, 2017
	●	Multi-care specialty group offering range of specialty care services to patients.
EUDA Private Limited (“EUDA PL”) (1)	●	A Singapore company	100% owned by EHL
	●	Incorporated on April 13, 2018
	●	A digital health company that provides a platform to serve the healthcare industry
Zukitek Vietnam Private Limited Liability Company (“ZKTV PL”) (1)	●	A Vietnam company	100% owned by EUDA PL
	●	Incorporated on May 2, 2019
	●	A Research and Development Company

Singapore Emergency Medical Assistance Private Limited (“SEMA”) (1)	●	A Singapore company	100% owned by EHL
	●	Incorporated March 18, 2019
	●	A holding company
The Good Clinic Private Limited (“TGC”)(1)	●	A Singapore company	100% owned by SEMA
	●	Incorporated on April 8, 2020
	●	Medical facility general practice clinic that provides holistic care for various illnesses
EUDA Doctor Private Limited (“ED PL”) (1) (2)	●	A Singapore company	100% owned by EHL
	●	Incorporated on December 1, 2021
	●	A platform solution for doctors and physicians to find, connect, and collaborate with trusted peers, specialists, and other professionals
	●	Operation has not been commenced
Kent Ridge Hill Private Limited (“KR Hill PL”) (1) (2)	●	A Singapore company	100% owned by EHL
	●	Incorporated on December 1, 2021
	●	A B2B2C pharmaceutical and OTC drugs e-commerce platform to promote its drug products
	●	Operation has not been commenced
Kent Ridge Health Limited (“KRHL”)	●	A British Virgin Islands company	100% owned by EHL
	●	Incorporated on June 8, 2021
	●	A holding company
Zukitech Private Limited (“ZKT PL”) (1) (2)	●	A Singapore company	100% owned by KRHL
	●	Incorporated on June 13, 2019
	●	A holding company
Super Gateway Group Limited (“SGGL”)	●	A British Virgin Islands company	100% owned by KRHL
	●	Incorporated on April 18, 2008
	●	A holding company
Universal Gateway International Pte. Ltd. (“UGI”)	●	A Singapore company	98.3% owned by SGGL
	●	Incorporated on September 30, 2000
	●	Registered capital of RMB 5,000,000
	●	A holding company
Melana International Pte. Ltd. (“Melana”)	●	A Singapore company	100% owned by UGI
	●	Incorporated on September 9, 2000
	●	Property management service that services shopping malls, business office building, or residential apartments

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

Tri-Global Security Pte. Ltd. (“Tri-Global”)	●	A Singapore company	100% owned by UGI
	●	Incorporated on August 10, 2000
	●	Property security service that services shopping malls, business office building, or residential apartments
UG Digitech Private Limited (“UGD”)	●	A Singapore company	100% owned by UGI
	●	Incorporated on August 16, 2001
	●	A holding company
Nosweat Fitness Company Private Limited (“NFC”) (2)	●	A Singapore company	100% owned by KRHL
	●	Incorporated on July 6, 2021
	●	A virtual personal training platform for fitness enthusiasts
	●	Operation has not been commenced
True Cover Private Limited (“TCPL”) (2)	●	A Singapore company	100% owned by KRHL
	●	Incorporated on December 1, 2021
	●	A B2B e-claims healthcare insurance platform
	●	Operation has not been commenced
KR Digital Pte. Ltd. (“KR Digital”) (1) (2)	●	A Singapore company	100% owned by KRHL
	●	Incorporated on December 29, 2021
	●	Development of software and applications
	●	Operation has not been commenced
Zukihealth Sdn. Bhd. (“Zukihealth”) (1) (3)	●	A Malaysian company	100% owned by KR Digital
	●	Incorporated on February 15, 2018
	●	Distribution of health care supplement products
	●	Operation has not been commenced
Euda Health Pte. Ltd.	●	A Singapore company
	●	Incorporated on May 26, 2023	100% owned by EHL
	●	Management consultancy services for healthcare organization
Fortress Cove Limited (“Fortress Cove”)	●	British Virgin Islands company	100% owned by EUDA
	●	Incorporated on November 2, 2023
	●	A holding company
CK Health Plus Sdn Bhd (“CK Health”)	●	A Malaysian company	100% owned by Fortress Cove
	●	Incorporated on November 23, 2023
	●	Direct sale of holistic wellness consumer products in Malaysia

(1)	These entities were presented as a discontinued operation in accompanying unaudited condensed consolidated financial statements.

(2)	On December 4, 2023, these entities were struck off and dissolved.

(3)	On August 16, the Company disposed 100% equity interest in Zukiheath to Alfred Lim who is the executive director of the Company with no consideration.